Structured entities - Nature and risks associated with interests in unconsolidated structured entities (Details) $ in Millions	Dec. 31, 2020 USD ($) entity	Dec. 31, 2019 USD ($) entity	Dec. 31, 2018 USD ($)
Disclosure of unconsolidated structured entities [line items]
Trading assets	$ 231,990	$ 254,271
– financial assets designated and otherwise mandatorily measured at fair value	45,553	43,627
– loans and advances to customers	1,037,987	1,036,743	$ 981,696
– financial investments	20,151	14,830
– other liabilities	$ 22,721	$ 18,844
Total
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	3,485	2,489
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 33,900	$ 33,700
Trading assets	3,500	5,000
– financial assets designated and otherwise mandatorily measured at fair value	22,400	19,100
– loans and advances to customers	5,900	8,000
– financial investments	1,500	1,000
– other assets	600	600
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	300	300
– other liabilities	300	300
Other off-balance sheet commitments	6,700	5,200
HSBC's maximum exposure	$ 40,900	$ 38,600
Total | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,855	1,067
Total | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	838	731
Total | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	421	373
Total | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	325	274
Total | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	46	44
Securitisations
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	95	103
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 4,400	$ 5,300
Trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value	0	0
– loans and advances to customers	4,400	5,300
– financial investments	0	0
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	100	300
HSBC's maximum exposure	$ 4,500	$ 5,600
Securitisations | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	86	91
Securitisations | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	9	12
Securitisations | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	437	351
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 9,900	$ 9,100
Trading assets	300	200
– financial assets designated and otherwise mandatorily measured at fair value	8,600	8,400
– loans and advances to customers	0	0
– financial investments	1,000	500
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	500	300
HSBC's maximum exposure	$ 10,400	$ 9,400
HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	292	236
HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	94	70
HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	32	28
HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	14	14
HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	5	3
Non-HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2,904	1,956
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 17,500	$ 15,100
Trading assets	3,200	3,500
– financial assets designated and otherwise mandatorily measured at fair value	13,800	10,700
– loans and advances to customers	0	400
– financial investments	500	500
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	4,900	3,900
HSBC's maximum exposure	$ 22,400	$ 19,000
Non-HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,430	670
Non-HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	733	642
Non-HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	389	345
Non-HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	311	260
Non-HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	41	39
Other
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	49	79
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 2,100	$ 4,200
Trading assets	0	1,300
– financial assets designated and otherwise mandatorily measured at fair value	0	0
– loans and advances to customers	1,500	2,300
– financial investments	0	0
– other assets	600	600
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	300	300
– other liabilities	300	300
Other off-balance sheet commitments	1,200	700
HSBC's maximum exposure	$ 3,600	$ 4,600
Other | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	47	70
Other | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2	7
Other | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Other | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Other | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	2